Quarterly Financial Data (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended																12 Months Ended
	Dec. 31, 2016	[1]	Dec. 31, 2015		Sep. 30, 2015	[1]	Jun. 30, 2015	[1]	Mar. 31, 2015	[1]	Sep. 30, 2014		Jun. 30, 2014		Mar. 31, 2014		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Effect of Fourth Quarter Events [Line Items]
Revenues, less transaction-based expenses	$ 1,138		$ 875		$ 1,078		$ 1,129		$ 1,154		$ 816		$ 797		$ 850		$ 4,499	$ 3,338	$ 3,092
Operating income	558		418		474		551		584		440		430		462		2,167	1,750	1,448
Income (Loss) from Continuing Operations Attributable to Parent																	1,422	1,274	970
Income (Loss) from Discontinued Operations, Net of Tax, Attributable to Parent																			11
Net income attributable to IntercontinentalExchange Group, Inc.	$ 352		$ 370		$ 344		$ 357		$ 369		$ 306		$ 283		$ 315		$ 1,422	$ 1,274	$ 981
Income (Loss) from Continuing Operations, Per Basic Share	$ 590,000	[2]			$ 580,000	[2]	$ 600,000	[2]	$ 620,000	[2]							$ 2.39	$ 2.29	$ 1.70
Income (Loss) from Discontinued Operations and Disposal of Discontinued Operations, Net of Tax, Per Basic Share																	0.00	0.00	0.02
Earnings per common share:
Basic			$ 660,000	[2]							$ 550,000	[2]	$ 510,000	[2]	$ 560,000	[2]	2.39	2.29	1.72
Income (Loss) from Continuing Operations, Per Diluted Share	$ 590,000	[2]			$ 570,000	[2]	$ 600,000	[2]	$ 620,000	[2]							2.37	2.28	1.69
Income (Loss) from Discontinued Operations and Disposal of Discontinued Operations, Net of Tax, Per Diluted Share																	0.00	0.00	0.02
Diluted			$ 660,000	[2]							$ 550,000	[2]	$ 510,000	[2]	$ 560,000	[2]	$ 2.37	$ 2.28	$ 1.71

[1]	We acquired Securities Evaluations and Credit Market Analysis on October 3, 2016, Interactive Data on December 14, 2015 and Trayport on December 11, 2015 and we have included their results with our consolidated results above effective from the acquisition dates (Note 3).
[2]	The annual earnings per common share may not equal the sum of the individual quarter’s earnings per common share due to rounding, and, during the year ended December 31, 2015, due to the 32.3 million and 12.6 million shares of our common stock issued to Interactive Data and Trayport stockholders, respectively, in connection with our acquisitions, weighted to show these additional shares outstanding for the period from the acquisition dates to December 31, 2015.